Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
TD Capital Trust III [member]
Disclosure of unconsolidated structured entities [line items]
Redemption of outstanding amount				$ 1,000
TD Capital Trust IV Notes [member]
Disclosure of unconsolidated structured entities [line items]
Redemption of outstanding amount			$ 550
Asset management entities [member] | Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Non-interest income received from involvement with these asset management entities	$ 2,100	$ 2,000
Income received from structured entities	1,800	1,800
Total assets under management	$ 241,400	$ 233,900